Significant Accounting Policies - Statutory reserves (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2021 CNY (¥)
Significant Accounting Policies
Minimum portion of after tax profit to be allocated to statutory surplus under PRC law (as a percentage)	10.00%
Statutory reserve as a percentage of registered capital up to which after-tax profit of PRC VIEs shall be transferred	50.00%
Minimum portion of after tax profit to be allocated to general reserve under PRC law (as a percentage)	10.00%
General reserve as a percentage of registered capital up to which after-tax profit of PRC subsidiaries shall be transferred	50.00%
Appropriations of statutory reserves	¥ 0